Fair Value Measurements (Details) - Schedule Of The Derivative Liabilities Measured at Fair Value - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair value, beginning	$ 1,518
Settlement of December 2024 RDO Pre-Funded Warrants	300
Fair value, ending	18,303	$ 1,518
Oramed Letter Agreement [Member]
Fair Value Disclosures [Abstract]
Change in fair value measurement	(445)
Level 3 [Member]
Fair Value Disclosures [Abstract]
Fair value, beginning	1,518	1,231
Change in fair value measurement	(17,378)	512
Forfeiture of Private Warrants		(225)
Issuance of February 2024 BDO Firm Warrants as part of the February 2024 BDO, April 2024 RDO Common Warrants as part of the April 2024 RDO, October 2024 Noteholder Warrants as part of Tranche B Notes, December 2024 RDO Common Warrants as part of the December 2024 RDO, and December 2024 RDO Pre-Funded Warrants as part of the December 2024 RDO	34,330
Reclass of Deposit Warrant liability upon satisfaction of the FSF Deposit	1,690
Warrant amendment and exercise as part of the December 2024 RDO	(428)
Settlement of December 2024 RDO Pre-Funded Warrants	(984)
Fair value, ending	$ 18,303	$ 1,518